RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
RELATED PARTY TRANSACTIONS
NOTE 7 - RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

As of November 30, 2021, and August 31, 2021, the Company owed $-0- and $64,600, respectively to our former President and Director. The balance due is recorded as related party payable in the accompanying consolidated balance sheets.

NOTE 7 – RELATED PARTY TRANSACTIONS

As of August 31, 2021, and 2020, the Company owed $64,600 and $73,469, respectively to its President and Director. The balance due is recorded as related party payable in the accompanying consolidated balance sheets.